Adoption of IFRS 16 - Reconciliation to the opening balance (Details) - EUR (€) € in Millions	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Adoption of IFRS 16
Weighted average discount rate applied to the lease liabilities	2.50%
Purchase obligations relevant to IFRS 16			€ 205
Financial commitments			1,442
Lease related commitments as at 12/31/2018			€ 1,647
(Less): commitments starting in 2019	€ (51)
(Less): non-lease components	(238)
Add: data updates	108
Adjusted Commitments	1,466
Add: adjustments as a result of different treatment of extension and termination options	953
Discounting using the Company's incremental borrowing rate	(279)
Lease liabilities recognized as at 1/1/2019	€ 2,140	€ 2,203